Intellectual Property (Tables)	6 Months Ended
Jan. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intellectual Property

Costs			Accumulated Amortization			Net Book Value
July 31, 2021:
July 31, 2020	Additions	July 31, 2021	July 31, 2020	Amortization during the year	July 31, 2021	July 31, 2021
$305,130	$-	$305,130	$44,263	$15,256	$59,520	$245,610

January 31, 2022:
July 31, 2021	Additions	January 31, 2022	July 31, 2021	Amortization during the period	January 31, 2022	January 31, 2022
$305,130	$-	$305,130	$59,520	$7,636	$67,156	$237,974